Payments, by Project - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 11,620,000	$ 93,960,000	$ 8,520,000	$ 114,100,000
Cardium
Total	8,590,000	75,360,000	5,880,000	89,830,000
Legacy
Total	70,000	20,000	960,000	1,050,000
Peace River
Total	2,330,000	12,290,000	1,470,000	16,090,000
Viking
Total	$ 630,000	$ 6,290,000	$ 210,000	$ 7,130,000